Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street NW

Washington DC 20549

August 18, 2004

RE: Amana Mutual Funds Trust, File No. 2-96924

Post-Effective Amendment No. 21 (Act of 1933) and No. 24 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust and pursuant to Rule 497 (j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000766285, Amana Mutual Funds Trust, that would have been filed under Rule 497 paragraph (b) or (c) would not have differed from that contained in the most recent registration or amendment, and that the text has been filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at (360) 734-9900 Ext. 303.

Yours truly,

/s/ Ethel B. Bartolome

Ethel B. Bartolome

Secretary

Amana Mutual Funds Trust